Segment Information - Schedule of Net Sales by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Net Sales	$ 1,235,576	$ 1,496,963	$ 1,720,273
Components & Storage [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales	743,514	910,772	1,046,095
Computer System [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales	269,414	327,263	345,949
Office Solutions [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales	71,083	80,767	96,679
Software & Services [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales	59,097	55,091	58,424
Networking & Smart Home [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales	19,999	19,191	27,198
Others [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales	$ 72,469	$ 103,879	$ 145,928